INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets [abstract]
Cash and cash equivalents	$ 3,264,000	$ 2,939,000
Current prepayments and other current assets	1,152,000	1,208,000
Other current financial assets	58,000	23,000
Current inventories	1,185,000	1,121,000
Total current assets	5,659,000	5,291,000
Non-current assets [abstract]
Property, plant and equipment	9,173,000	8,713,000
Intangible assets and goodwill	365,000	377,000
Other non-current financial assets	78,000	40,000
Deferred tax assets	337,000	353,000
Non-Current Prepayments And Other Current Assets	290,000	254,000
Total non-current assets	10,243,000	9,737,000
Total assets	15,902,000	15,028,000
Current liabilities [abstract]
Trade and other current payables	2,780,000	2,586,000
Current provisions	115,000	116,000
Current government grants	28,000	29,000
Current lease liabilities	116,000	135,000
Current portion of non-current borrowings	281,000	297,000
Total current liabilities	3,320,000	3,163,000
Non-current liabilities [abstract]
Non-current government grants	185,000	147,000
Non-current provisions	232,000	233,000
Non-current lease liabilities	333,000	291,000
Non-current portion of non-current borrowings	1,830,000	1,716,000
Other non-current liabilities	1,663,000	1,445,000
Total non-current liabilities	4,243,000	3,832,000
Total liabilities	7,563,000	6,995,000
Equity [abstract]
Issued capital	11,000	11,000
Additional paid-in capital	23,540,000	23,487,000
Retained earnings	(15,290,000)	(15,469,000)
Accumulated other comprehensive income	21,000	(54,000)
Total equity attributable to owners of parent	8,282,000	7,975,000
Non-controlling interests	57,000	58,000
Total equity	8,339,000	8,033,000
Total equity and liabilities	$ 15,902,000	$ 15,028,000